QUARTERLY REPORT
Syntax Stratified LargeCap ETF
September 30, 2020

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	281	$45,011
A O Smith Corp.	837	44,194
Abbott Laboratories	1,043	113,510
AbbVie, Inc.	560	49,050
ABIOMED, Inc.(a)	61	16,901
Accenture PLC, Class A	232	52,430
Activision Blizzard, Inc.	1,399	113,249
Adobe, Inc.(a)	462	226,579
Advance Auto Parts, Inc.	318	48,813
Advanced Micro Devices, Inc.(a)	477	39,109
AES Corp.	6,129	110,996
Aflac, Inc.	1,502	54,598
Agilent Technologies, Inc.	552	55,719
Air Products and Chemicals, Inc.	52	15,489
Akamai Technologies, Inc.(a)	768	84,895
Alaska Air Group, Inc.	1,217	44,579
Albemarle Corp.	163	14,553
Alexandria Real Estate Equities, Inc., REIT	172	27,520
Alexion Pharmaceuticals, Inc.(a)	478	54,698
Align Technology, Inc.(a)	128	41,902
Allegion PLC	278	27,497
Alliant Energy Corp.	526	27,168
Allstate Corp.	582	54,789
Alphabet, Inc., Class A(a)	18	26,381
Alphabet, Inc., Class C(a)	18	26,453
Altria Group, Inc.	2,816	108,810
Amazon.com, Inc.(a)	7	22,041
Amcor PLC	2,460	27,183
Ameren Corp.	355	28,073
American Airlines Group, Inc.	3,791	46,591
American Electric Power Co., Inc.	690	56,394
American Express Co.	211	21,153
American International Group, Inc.	2,883	79,369
American Tower Corp., REIT	73	17,646
American Water Works Co., Inc.	773	111,992
Ameriprise Financial, Inc.	308	47,466
AmerisourceBergen Corp.	870	84,320
AMETEK, Inc.	273	27,136
Amgen, Inc.	206	52,357
Amphenol Corp., Class A	589	63,771
Analog Devices, Inc.	956	111,603
ANSYS, Inc.(a)	694	227,098
Anthem, Inc.	337	90,515
Aon PLC, Class A	108	22,280
Apache Corp.	2,282	21,611
Apartment Investment and Management Co., REIT, Class A	1,168	39,385
Apple, Inc.	976	113,031
Applied Materials, Inc.	995	59,153
Aptiv PLC	1,454	133,303
Archer-Daniels-Midland Co.	3,498	162,622
Security Description	Shares	Value
Arista Networks, Inc.(a)	402	$83,186
Arthur J Gallagher & Co.	212	22,383
Assurant, Inc.	460	55,803
AT&T, Inc.	2,823	80,484
Atmos Energy Corp.	1,171	111,936
Autodesk, Inc.(a)	959	221,539
Automatic Data Processing, Inc.	545	76,022
AutoZone, Inc.(a)	41	48,283
AvalonBay Communities, Inc., REIT	273	40,770
Avery Dennison Corp.	167	21,349
Baker Hughes Co.	8,801	116,965
Ball Corp.	333	27,679
Bank of America Corp.	1,605	38,664
Bank of New York Mellon Corp.	1,517	52,094
Baxter International, Inc.	197	15,843
Becton Dickinson and Co.	70	16,288
Berkshire Hathaway, Inc., Class B(a)	751	159,918
Best Buy Co., Inc.	763	84,914
Biogen, Inc.(a)	186	52,764
Bio-Rad Laboratories, Inc., Class A(a)	81	41,752
BlackRock, Inc.	84	47,338
Boeing Co.	340	56,188
Booking Holdings, Inc.(a)	13	22,239
BorgWarner, Inc.	2,893	112,075
Boston Properties, Inc., REIT	327	26,258
Boston Scientific Corp.(a)	1,012	38,669
Bristol-Myers Squibb Co.	853	51,427
Broadcom, Inc.	202	73,593
Broadridge Financial Solutions, Inc.	406	53,592
Brown-Forman Corp., Class B	1,032	77,730
Cabot Oil & Gas Corp.	4,467	77,547
Cadence Design Systems, Inc.(a)	1,075	114,627
Campbell Soup Co.	1,539	74,441
Capital One Financial Corp.	1,535	110,305
Cardinal Health, Inc.	1,692	79,439
CarMax, Inc.(a)	483	44,393
Carnival Corp.	1,540	23,377
Carrier Global Corp.	936	28,585
Catalent, Inc.(a)	1,315	112,643
Caterpillar, Inc.	355	52,948
Cboe Global Markets, Inc.	245	21,496
CBRE Group, Inc., Class A(a)	466	21,888
CDW Corp.	368	43,987
Celanese Corp.	204	21,920
Centene Corp.(a)	1,546	90,178
CenterPoint Energy, Inc.	4,206	81,386
CenturyLink, Inc.	10,224	103,160
Cerner Corp.	768	55,519
CF Industries Holdings, Inc.	814	24,998
CH Robinson Worldwide, Inc.	277	28,307
Charles Schwab Corp.	1,546	56,012
Charter Communications, Inc., Class A(a)	181	113,006

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	3,156	$227,232
Chipotle Mexican Grill, Inc.(a)	126	156,707
Chubb Ltd.	542	62,937
Church & Dwight Co., Inc.	1,761	165,023
Cigna Corp.	515	87,246
Cincinnati Financial Corp.	853	66,508
Cintas Corp.	191	63,571
Cisco Systems, Inc.	2,053	80,868
Citigroup, Inc.	803	34,617
Citizens Financial Group, Inc.	672	16,988
Citrix Systems, Inc.	366	50,402
Clorox Co.	762	160,150
CME Group, Inc.	133	22,252
CMS Energy Corp.	448	27,512
Coca-Cola Co.	2,405	118,735
Cognizant Technology Solutions Corp., Class A	801	55,605
Colgate-Palmolive Co.	2,130	164,329
Comcast Corp., Class A	2,440	112,874
Comerica, Inc.	1,658	63,419
Conagra Brands, Inc.	2,036	72,706
Concho Resources, Inc.	602	26,560
ConocoPhillips	823	27,027
Consolidated Edison, Inc.	1,125	87,525
Constellation Brands, Inc., Class A	434	82,247
Cooper Companies, Inc.	125	42,140
Copart, Inc.(a)	229	24,082
Corning, Inc.	1,919	62,195
Corteva, Inc.	939	27,053
Costco Wholesale Corp.	722	256,310
Crown Castle International Corp., REIT	115	19,148
CSX Corp.	265	20,583
Cummins, Inc.	131	27,662
CVS Health Corp.	3,799	221,862
Danaher Corp.	200	43,066
Darden Restaurants, Inc.	1,882	189,593
DaVita, Inc.(a)	413	35,373
Deere & Co.	253	56,072
Delta Air Lines, Inc.	1,547	47,307
DENTSPLY SIRONA, Inc.	370	16,180
Devon Energy Corp.	9,105	86,133
DexCom, Inc.(a)	107	44,109
Diamondback Energy, Inc.	921	27,741
Digital Realty Trust, Inc., REIT	560	82,186
Discover Financial Services	1,997	115,387
Discovery, Inc., Class A(a)	1,435	31,240
Discovery, Inc., Class C(a)	1,583	31,027
DISH Network Corp., Class A(a)	2,550	74,026
Dollar General Corp.	272	57,017
Dollar Tree, Inc.(a)	605	55,261
Dominion Energy, Inc.	686	54,146
Domino's Pizza, Inc.	415	176,491
Security Description	Shares	Value
Dover Corp.	414	$44,853
Dow, Inc.	437	20,561
DR Horton, Inc.	1,144	86,521
DTE Energy Co.	461	53,033
Duke Energy Corp.	328	29,048
Duke Realty Corp., REIT	489	18,044
DuPont de Nemours, Inc.	265	14,702
DXC Technology Co.	2,787	49,748
E*TRADE Financial Corp.	1,043	52,202
Eastman Chemical Co.	194	15,155
Eaton Corp. PLC	597	60,912
eBay, Inc.	443	23,080
Ecolab, Inc.	76	15,188
Edison International	1,615	82,107
Edwards Lifesciences Corp.(a)	500	39,910
Electronic Arts, Inc.(a)	866	112,935
Eli Lilly and Co.	341	50,475
Emerson Electric Co.	172	11,278
Entergy Corp.	572	56,359
EOG Resources, Inc.	698	25,086
Equifax, Inc.	202	31,694
Equinix, Inc., REIT	109	82,854
Equity Residential, REIT	747	38,344
Essex Property Trust, Inc., REIT	192	38,552
Estee Lauder Companies, Inc., Class A	762	166,306
Etsy, Inc.(a)	210	25,542
Everest Re Group Ltd.	317	62,620
Evergy, Inc.	527	26,782
Eversource Energy	332	27,739
Exelon Corp.	3,047	108,961
Expedia Group, Inc.	247	22,647
Expeditors International of Washington, Inc.	302	27,337
Extra Space Storage, Inc., REIT	367	39,265
Exxon Mobil Corp.	6,648	228,226
F5 Networks, Inc.(a)	682	83,729
Facebook, Inc., Class A(a)	205	53,690
Fastenal Co.	929	41,889
Federal Realty Investment Trust, REIT	283	20,784
FedEx Corp.	117	29,428
Fidelity National Information Services, Inc.	189	27,823
Fifth Third Bancorp	865	18,442
First Republic Bank	613	66,854
FirstEnergy Corp.	2,794	80,216
Fiserv, Inc.(a)	292	30,091
FleetCor Technologies, Inc.(a)	94	22,381
FLIR Systems, Inc.	3,591	128,737
Flowserve Corp.	1,743	47,566
FMC Corp.	250	26,478
Ford Motor Co.	17,562	116,963
Fortinet, Inc.(a)	421	49,598
Fortive Corp.	151	11,508
Fortune Brands Home & Security, Inc.	495	42,827

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Fox Corp., Class A	1,163	$32,366
Fox Corp., Class B(a)	1,162	32,501
Franklin Resources, Inc.	2,315	47,110
Freeport-McMoRan, Inc.	6,697	104,741
Gap, Inc.	3,929	66,911
Garmin Ltd.	1,089	103,303
Gartner, Inc.(a)	431	53,853
General Dynamics Corp.	376	52,050
General Electric Co.	7,848	48,893
General Mills, Inc.	1,196	73,769
General Motors Co.	4,034	119,366
Genuine Parts Co.	407	38,734
Gilead Sciences, Inc.	767	48,467
Global Payments, Inc.	131	23,263
Globe Life, Inc.	667	53,293
Goldman Sachs Group, Inc.	408	81,996
Halliburton Co.	5,726	68,998
Hanesbrands, Inc.	4,249	66,922
Hartford Financial Services Group, Inc.	2,119	78,106
Hasbro, Inc.	781	64,604
HCA Healthcare, Inc.	542	67,577
Healthpeak Properties, Inc., REIT	2,610	70,862
Henry Schein, Inc.(a)	1,273	74,827
Hershey Co.	421	60,346
Hess Corp.	629	25,745
Hewlett Packard Enterprise Co.	8,869	83,103
Hilton Worldwide Holdings, Inc.	416	35,493
HollyFrontier Corp.	5,841	115,126
Hologic, Inc.(a)	660	43,870
Home Depot, Inc.	295	81,924
Honeywell International, Inc.	281	46,255
Hormel Foods Corp.	3,282	160,457
Host Hotels & Resorts, Inc., REIT	3,265	35,229
Howmet Aerospace, Inc.	1,530	25,582
HP, Inc.	8,482	161,073
Humana, Inc.	220	91,056
Huntington Bancshares, Inc.	1,882	17,258
Huntington Ingalls Industries, Inc.	370	52,078
IDEX Corp.	271	49,433
IDEXX Laboratories, Inc.(a)	112	44,028
IHS Markit Ltd.	708	55,585
Illinois Tool Works, Inc.	239	46,177
Illumina, Inc.(a)	156	48,216
Incyte Corp.(a)	572	51,331
Ingersoll Rand, Inc.(a)	1,364	48,558
Intel Corp.	738	38,214
Intercontinental Exchange, Inc.	222	22,211
International Business Machines Corp.	449	54,630
International Flavors & Fragrances, Inc.	129	15,796
International Paper Co.	525	21,284
Interpublic Group of Companies, Inc.	3,151	52,527
Intuit, Inc.	154	50,236
Security Description	Shares	Value
Intuitive Surgical, Inc.(a)	23	$16,319
Invesco Ltd.	4,364	49,793
IPG Photonics Corp.(a)	74	12,578
IQVIA Holdings, Inc.(a)	342	53,909
Iron Mountain, Inc., REIT	610	16,342
J M Smucker Co.	619	71,507
Jack Henry & Associates, Inc.	175	28,453
Jacobs Engineering Group, Inc.	1,323	122,735
JB Hunt Transport Services, Inc.	203	25,655
Johnson & Johnson	737	109,725
Johnson Controls International PLC	1,122	45,834
JPMorgan Chase & Co.	405	38,989
Juniper Networks, Inc.	3,542	76,153
Kansas City Southern	110	19,891
Kellogg Co.	938	60,585
KeyCorp	1,475	17,597
Keysight Technologies, Inc.(a)	294	29,041
Kimberly-Clark Corp.	1,101	162,574
Kimco Realty Corp., REIT	1,873	21,090
Kinder Morgan, Inc.	8,500	104,805
KLA Corp.	318	61,609
Kraft Heinz Co.	2,212	66,249
Kroger Co.	7,140	242,117
L Brands, Inc.	2,345	74,594
L3Harris Technologies, Inc.	677	114,982
Laboratory Corp. of America Holdings(a)	202	38,031
Lam Research Corp.	186	61,706
Lamb Weston Holdings, Inc.	1,106	73,295
Las Vegas Sands Corp.	701	32,709
Leggett & Platt, Inc.	917	37,753
Leidos Holdings, Inc.	627	55,897
Lennar Corp., Class A	1,053	86,009
Lincoln National Corp.	1,584	49,627
Linde PLC	62	14,764
Live Nation Entertainment, Inc.(a)	477	25,701
LKQ Corp.(a)	1,522	42,205
Lockheed Martin Corp.	140	53,659
Loews Corp.	4,643	161,344
Lowe's Companies, Inc.	504	83,593
LyondellBasell Industries N.V., Class A	294	20,724
M&T Bank Corp.	179	16,484
Marathon Oil Corp.	6,082	24,875
Marathon Petroleum Corp.	3,912	114,778
MarketAxess Holdings, Inc.	48	23,116
Marriott International, Inc., Class A	366	33,884
Marsh & McLennan Companies, Inc.	188	21,564
Martin Marietta Materials, Inc.	260	61,194
Masco Corp.	698	38,481
Mastercard, Inc., Class A	68	22,996
Maxim Integrated Products, Inc.	1,648	111,421
McCormick & Co., Inc.	353	68,517
McDonald's Corp.	750	164,617

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
McKesson Corp.	544	$81,018
Medtronic PLC	156	16,212
Merck & Co., Inc.	595	49,355
MetLife, Inc.	1,427	53,042
Mettler-Toledo International, Inc.(a)	13	12,555
MGM Resorts International	1,601	34,822
Microchip Technology, Inc.	362	37,199
Micron Technology, Inc.(a)	788	37,004
Microsoft Corp.	1,069	224,843
Mid-America Apartment Communities, Inc., REIT	352	40,814
Mohawk Industries, Inc.(a)	421	41,085
Molson Coors Beverage Co., Class B	2,331	78,228
Mondelez International, Inc., Class A	1,065	61,184
Monster Beverage Corp.(a)	1,508	120,942
Moody's Corp.	117	33,912
Morgan Stanley	1,624	78,520
Mosaic Co.	1,485	27,131
Motorola Solutions, Inc.	708	111,021
MSCI, Inc.	96	34,251
Mylan N.V.(a)	10,661	158,103
Nasdaq, Inc.	173	21,229
National Oilwell Varco, Inc.	10,946	99,171
NetApp, Inc.	1,856	81,367
Netflix, Inc.(a)	48	24,001
Newell Brands, Inc.	3,514	60,300
Newmont Corp.	1,645	104,375
News Corp., Class A	2,174	30,479
News Corp., Class B	2,173	30,379
NextEra Energy, Inc.	196	54,402
Nielsen Holdings PLC	3,772	53,487
NIKE, Inc., Class B	555	69,675
NiSource, Inc.	4,954	108,988
Noble Energy, Inc.	8,906	76,146
Norfolk Southern Corp.	94	20,115
Northern Trust Corp.	586	45,690
Northrop Grumman Corp.	160	50,478
NortonLifeLock, Inc.	2,296	47,849
Norwegian Cruise Line Holdings Ltd.(a)	1,555	26,606
NRG Energy, Inc.	3,453	106,145
Nucor Corp.	2,372	106,408
NVIDIA Corp.	75	40,592
NVR, Inc.(a)	20	81,662
Occidental Petroleum Corp.	2,666	26,687
Old Dominion Freight Line, Inc.	139	25,148
Omnicom Group, Inc.	1,042	51,579
ONEOK, Inc.	4,140	107,557
Oracle Corp.	851	50,805
O'Reilly Automotive, Inc.(a)	103	47,491
Otis Worldwide Corp.	454	28,339
PACCAR, Inc.	650	55,432
Packaging Corp. of America	198	21,592
Security Description	Shares	Value
Parker-Hannifin Corp.	130	$26,304
Paychex, Inc.	969	77,297
Paycom Software, Inc.(a)	182	56,657
PayPal Holdings, Inc.(a)	148	29,160
Pentair PLC	1,125	51,491
People's United Financial, Inc.	6,436	66,355
PepsiCo, Inc.	452	62,647
PerkinElmer, Inc.	464	58,237
Perrigo Co. PLC	3,367	154,579
Pfizer, Inc.	1,396	51,233
Philip Morris International, Inc.	1,511	113,310
Phillips 66	2,140	110,938
Pinnacle West Capital Corp.	385	28,702
Pioneer Natural Resources Co.	296	25,453
PNC Financial Services Group, Inc.	165	18,135
PPG Industries, Inc.	171	20,876
PPL Corp.	989	26,911
Principal Financial Group, Inc.	1,140	45,908
Procter & Gamble Co.	1,184	164,564
Progressive Corp.	575	54,435
Prologis, Inc., REIT	180	18,112
Prudential Financial, Inc.	802	50,943
Public Service Enterprise Group, Inc.	1,042	57,216
Public Storage, REIT	185	41,203
PulteGroup, Inc.	1,805	83,553
PVH Corp.	974	58,089
Qorvo, Inc.(a)	592	76,374
QUALCOMM, Inc.	642	75,551
Quanta Services, Inc.	2,382	125,913
Quest Diagnostics, Inc.	330	37,782
Ralph Lauren Corp.	857	58,250
Raymond James Financial, Inc.	741	53,915
Raytheon Technologies Corp.	770	44,306
Realty Income Corp., REIT	343	20,837
Regency Centers Corp., REIT	565	21,481
Regeneron Pharmaceuticals, Inc.(a)	92	51,500
Regions Financial Corp.	1,582	18,240
Republic Services, Inc.	641	59,837
ResMed, Inc.	241	41,315
Robert Half International, Inc.	1,055	55,852
Rockwell Automation, Inc.	53	11,696
Rollins, Inc.	1,134	61,451
Roper Technologies, Inc.	28	11,063
Ross Stores, Inc.	1,813	169,189
Royal Caribbean Cruises Ltd.	393	25,439
S&P Global, Inc.	94	33,896
salesforce.com, Inc.(a)	199	50,013
SBA Communications Corp., REIT	59	18,790
Schlumberger N.V.	4,567	71,063
Seagate Technology PLC	1,755	86,469
Sealed Air Corp.	694	26,934
Sempra Energy	232	27,460

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
ServiceNow, Inc.(a)	108	$52,380
Sherwin-Williams Co.	29	20,205
Simon Property Group, Inc., REIT	340	21,991
Skyworks Solutions, Inc.	801	116,545
SL Green Realty Corp., REIT	609	28,239
Snap-on, Inc.	415	61,059
Southern Co.	528	28,628
Southwest Airlines Co.	1,258	47,175
Stanley Black & Decker, Inc.	387	62,771
Starbucks Corp.	1,920	164,966
State Street Corp.	840	49,837
STERIS PLC	101	17,795
Stryker Corp.	204	42,507
SVB Financial Group(a)	263	63,283
Synchrony Financial	4,234	110,804
Synopsys, Inc.(a)	545	116,619
Sysco Corp.	3,937	244,960
T Rowe Price Group, Inc.	372	47,698
Take-Two Interactive Software, Inc.(a)	711	117,471
Tapestry, Inc.	4,067	63,567
Target Corp.	369	58,088
TE Connectivity Ltd.	627	61,283
TechnipFMC PLC	12,008	75,770
Teledyne Technologies, Inc.(a)	37	11,478
Teleflex, Inc.	44	14,978
Teradyne, Inc.	728	57,847
Texas Instruments, Inc.	800	114,232
Textron, Inc.	1,408	50,815
Thermo Fisher Scientific, Inc.	127	56,073
Tiffany & Co.	575	66,614
TJX Companies, Inc.	3,018	167,952
T-Mobile US, Inc.(a)	734	83,940
Tractor Supply Co.	297	42,572
Trane Technologies PLC	233	28,251
TransDigm Group, Inc.	54	25,656
Travelers Companies, Inc.	577	62,426
Truist Financial Corp.	477	18,150
Twitter, Inc.(a)	1,397	62,167
Tyler Technologies, Inc.(a)	149	51,935
Tyson Foods, Inc., Class A	2,560	152,269
UDR, Inc., REIT	1,213	39,556
Ulta Beauty, Inc.(a)	357	79,961
Under Armour, Inc., Class A(a)	2,888	32,432
Under Armour, Inc., Class C(a)	3,301	32,482
Union Pacific Corp.	104	20,474
United Airlines Holdings, Inc.(a)	1,362	47,330
United Parcel Service, Inc., Class B	172	28,660
United Rentals, Inc.(a)	234	40,833
UnitedHealth Group, Inc.	289	90,102
Universal Health Services, Inc., Class B	642	68,707
Unum Group	2,957	49,766
US Bancorp	496	17,782
Security Description	Shares	Value
Valero Energy Corp.	2,636	$114,192
Varian Medical Systems, Inc.(a)	94	16,168
Ventas, Inc., REIT	1,662	69,738
VeriSign, Inc.(a)	414	84,808
Verisk Analytics, Inc.	180	33,356
Verizon Communications, Inc.	1,370	81,501
Vertex Pharmaceuticals, Inc.(a)	195	53,063
VF Corp.	933	65,543
ViacomCBS, Inc., Class B	2,238	62,686
Visa, Inc., Class A	107	21,397
Vornado Realty Trust, REIT	810	27,305
Vulcan Materials Co.	432	58,553
Walgreens Boots Alliance, Inc.	6,268	225,147
Walmart, Inc.	1,793	250,859
Walt Disney Co.	496	61,544
Waste Management, Inc.	542	61,338
Waters Corp.(a)	268	52,442
WEC Energy Group, Inc.	282	27,326
Wells Fargo & Co.	1,690	39,732
Welltower, Inc., REIT	618	34,046
West Pharmaceutical Services, Inc.	60	16,494
Western Digital Corp.	2,188	79,971
Western Union Co.	3,286	70,419
Westinghouse Air Brake Technologies Corp.	404	25,000
Westrock Co.	625	21,713
Weyerhaeuser Co., REIT	1,924	54,872
Whirlpool Corp.	236	43,398
Williams Companies, Inc.	5,387	105,855
Willis Towers Watson PLC	106	22,135
WR Berkley Corp.	1,040	63,596
WW Grainger, Inc.	115	41,029
Wynn Resorts Ltd.	442	31,740
Xcel Energy, Inc.	396	27,328
Xerox Holdings Corp.	8,569	160,840
Xilinx, Inc.	369	38,465
Xylem, Inc.	581	48,874
Yum! Brands, Inc.	1,774	161,966
Zebra Technologies Corp., Class A(a)	109	27,518
Zimmer Biomet Holdings, Inc.	293	39,889
Zions Bancorp NA	2,085	60,924
Zoetis, Inc.	317	52,422
INVESTMENTS IN COMMON STOCK—99.7% (Cost $29,416,461)		31,326,408
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		84,948
NET ASSETS—100.0%		$31,411,356

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$31,326,408	$—	$—	$31,326,408

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF September 30, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Business Software for Specific Uses	3.4%
Restaurants	3.2
Food Distributors	3.2
Processed Foods	3.1
Branded Pharmaceuticals	3.1
Downstream Energy	2.9
Upstream Energy	2.9
Consumer Insurance	2.2
Transaction Services	2.1
Internet Services and Websites	2.1
Electric Regulated	2.1
Electric Competitive	2.1
Content Providers	2.1
Commercial Hardware	2.1
Midstream and Gas	2.1
End User Hardware	2.1
Telecommunication Networks	2.1
Management and IT Services	2.1
Operators and Developers	2.0
Rental	2.0
Commercial Insurance	2.0
Investment Services	1.9
Home Office and Consumer Equipment Manufacture	1.7
Non Real Estate Banking	1.7
Mechanical Components	1.6
Home Office and Consumer Equipment Retail	1.6
Specialty Services	1.6
Distribution Services	1.6
Information and Electrical Components	1.6
Diversified Household and Personal Products	1.6
Auto Products	1.5
Primary Foods	1.5
Capital Markets	1.5
Semiconductor Services and Equipment	1.5
Transportation Services	1.5
Alcohol and Tobacco	1.5
Digital Integrated Circuits	1.5
Analog and Mixed Signal Integrated Circuits	1.4
Healthcare Insurance	1.4
Drugstores	1.4
Healthcare Providers and Facilities	1.3
Transport Aerospace and Defense Equipment	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Medical Devices	1.1%
Other Natural Resources	1.1
Medical Research Services and Equipment	1.1
Apparel Retailers	1.1
Diversified Drugs and Devices	1.1
Personal Products	1.1
Accessories and Footwear	1.0
Branded Apparel	1.0
Hospital Equipment	1.0
Healthcare Products Distribution	1.0
Chemicals	1.0
Metals	1.0
Industrial Conglomerates	0.9
Production Equipment	0.8
Operating Systems and Middleware	0.7
Consumer Paper Products	0.5
Brokers and Dealers	0.5
Real Estate Banking	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.